Other Financial Instruments - Schedule of Carrying Values and Fair Values of Other Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying value
Derivative [Line Items]
Available-for-sale securities	$ 18	$ 25
Held-to-maturity investments	5	0
Long-term debt, less amount due within one year	2,859	3,309
Fair value
Derivative [Line Items]
Available-for-sale securities	18	25
Held-to-maturity investments	5	0
Long-term debt, less amount due within one year	$ 2,919	$ 3,298